Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2011
Financial Instruments [Abstract]
Carrying amounts and estimated fair values of the Company's financial instruments

	December 31, 2011		December 31, 2010
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
	(in millions)
Senior Notes (1)	2,938	2,940	1,794	1,810
Senior Subordinated Notes (1)	498	513	1,645	1,691
CODES(1)	689	658	698	701
Foreign currency forward contracts (2)	1	1	17	17

(1)	The Company measures the fair value of its long-term debt using Level 2 inputs based primarily on current market yields for its existing debt traded in the secondary market.
(2)	See Note 14 for additional disclosures regarding the notional amounts and fair values of foreign currency forward contracts.